Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital management information

	Years Ended December 31
	2017	2016
Cash flow from operating activities	$325,208	$247,365
Change in non-cash working capital	8,962	23,270
Asset retirement obligations settled	13,471	5,616
Adjusted funds flow	$347,641	$276,251

Net debt does not have any standardized meaning prescribed by IFRS and may not be comparable with the calculation of similar measure for other entities. The computation of net debt is set forth below.

	As at December 31
	2017	2016
Bank loan - principal	$213,376	$191,286
Long-term notes - principal	1,489,210	1,584,158
Trade and other payables	144,542	112,973
Cash	—	(2,705)
Trade and other receivables	(112,844)	(112,171)
Net debt	$1,734,284	$1,773,541

Availability under the Company's existing Revolving Facilities and the computed net debt to adjusted funds flow ratio as at December 31, 2017 and 2016 is set forth below.

	As at December 31
	2017	2016
Available undrawn credit facilities	$494,634	$580,767
Net debt to adjusted funds flow ratio	5.0	6.4

We utilized the Revolving Facilities to close the property acquisition (note 4) on January 20, 2017 which reduced the undrawn amount of the credit facility at December 31, 2017 as compared to December 31, 2016.

The decrease in the net debt to adjusted funds flow ratio relative to December 31, 2016 is attributed to higher adjusted funds flow from improved commodity prices and higher annual production in 2017, along with a decrease in net debt as at December 31, 2017.